Consolidated statements of cash flows - USD ($)	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Operating activities
Net profit (loss) for the period	$ (20,650,375)	$ (7,848,142)	$ 7,896,265	$ (14,693,465)
Items not affecting cash
Share-based compensation	4,477,355	263,214	9,676,164	1,009,385
Depreciation	1,986,776	605,621	3,820,851	1,132,999
Amortization of government grants	0	(51,977)	0	(66,039)
Loss on disposal of assets	0	0	0	13,399
Foreign exchange (gain) loss on translation	(95,694)	341,977	(457,908)	661,757
Fair value (gain) loss on financial instruments	(2,861,556)	1,924,346	(53,733,121)	1,924,346
Interest and accretion on convertible debt	1,942,755	0	5,208,363	0
Cash flows from (used in) operations before changes in working capital	(15,200,739)	(4,764,961)	(27,589,386)	(10,017,618)
Changes in non-cash working capital items
Accounts receivable	(5,685,871)	(5,797)	(7,428,564)	(842,345)
Other receivables	(853,606)	174,968	(591,285)	(19,031)
Prepayments and deposits	299,464	(4,235,085)	2,370,660	(4,450,774)
Inventory	(489,162)	(646,079)	(2,172,402)	(603,696)
Accounts payable and accrued liabilities	4,729,463	3,782,666	(3,224,360)	3,311,236
Net cash provided by operating activities	(17,200,451)	(5,694,288)	(38,635,337)	(12,622,228)
Investing activity
Purchases of plant and equipment	(6,072,361)	(2,482,161)	(15,482,102)	(5,098,250)
Prepaid equipment deposits	(6,844,282)	(369,839)	(19,845,963)	(369,839)
Prepaid construction charges	(12,078,697)	0	(12,078,697)	0
Proceeds from disposal of plant and equipment	0	0	0	16,866
Net cash used in investing activities	(24,995,340)	(2,852,000)	(47,406,762)	(5,451,223)
Financing activities
Proceeds from exercise of warrants	0	0	65,180	0
Proceeds from loans payable	0	1,588,020	0	3,091,220
Proceeds from government grants	0	51,977	0	66,039
Capital contribution from the holders of non-controlling interest	330,000	0	330,000	0
Repayment of lease liabilities	(1,059,229)	(167,429)	(1,892,563)	(326,722)
Repayment of loans payable	(1,548)	(413,748)	(3,083)	(714,741)
Net cash used in financing activities	(730,777)	1,058,820	(1,500,466)	23,735,796
Net change in cash and cash equivalents	(42,926,568)	(7,487,468)	(87,542,565)	5,662,345
Cash and cash equivalents, beginning of period	552,242,301	13,813,370	596,858,298	663,557
Cash and cash equivalents, end of period	509,315,733	6,325,902	509,315,733	6,325,902
Non-cash investing activities
Purchase of plant and equipment in payables and accruals	23,579,072	1,775,352	29,681,735	2,632,909
Non-cash financing activities
Equity issued for non-cash costs	0	0	0	455,055
Interest Paid	508,530	244,645	984,164	495,334
Private Shares
Financing activities
Proceeds from private share issuance, net of share issue costs	$ 0	$ 0	$ 0	$ 21,620,000